                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241
                                                      ---------

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV MANAGED INVESTMENT LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

EATON VANCE ASIAN SMALL COMPANIES FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE ASIAN SMALL COMPANIES FUND as of February 29, 2004

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The Asian markets continued their strong rally during the six months ended February 29, 2004, amid the economic surge in China and India, which remained Asia's major engines of growth. The Morgan Stanley Capital International All Country Asia Pacific Free Index rose 20.25% during the six-months ended February 29, 2004.(1)

- The Indian economy registered strong growth in 2003. Industrial activity, wage growth and consumer spending increased during the period, while the favorable monsoon season provided a boost to rural incomes. India's Gross Domestic Product (GDP) grew nearly 8.0% in 2003, according to government estimates - its fastest growth rate in 14 years.

- China recorded GDP growth of 9.1% in 2003, boosted by a flood of foreign investment, robust industrial and construction activity and a healthy consumer sector. China's strength has provided an economic lift to its neighbors in Hong Kong. Meanwhile, the incipient global recovery has benefited the export-dependent economies of Singapore and Taiwan.

- Effective April 12, 2004, Ms. Kooi Cho Yu assumed management responsibilities for Asian Small Companies Portfolio. Ms Kooi joined Lloyd George Management in 2001, where she also manages institutional accounts. Prior to joining Lloyd George Management, she was a director of DBS Asset Management.

The Fund

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 29.70% during the six months ended February 29, 2004.(2) This return resulted from an increase in net asset value per share (NAV) to $36.28 on February 29, 2004 from $28.61 on August 31, 2003, and the reinvestment of $0.142 in dividends and $0.645 in capital gains distributions.

- The Fund's Class B shares had a total return of 29.38% during the six months ended February 29, 2004.(2) This return resulted from an increase in NAV to $22.80 on February 29, 2004 from $18.20 on August 31, 2003, and the reinvestment of $0.065 in dividends and $0.645 in capital gains distributions.

  RECENT PORTFOLIO DEVELOPMENTS

- India was the Portfolio's largest country weighting, representing 19.5% of the Portfolio at February 29, followed by Singapore, at 16.5%, Thailand, at 14.1%, Taiwan, at 12.4% and Hong Kong, at 8.7%.(4) Of course, weightings are subject to change. The Portfolio maintained an investment exposure to a broadly diversified range of industries. Its largest sector weightings were in banking and finance, drugs and food and beverages. The Portfolio achieved strong asset growth during the six-month period, with net assets totaling $138.5 million at February 29, 2004.

- Among the Portfolio's strongest performers were companies with business interests in minerals, metals and other basic materials that are closely tied to industrial production. China's industrial growth has resulted in strong demand for oil, natural gas, copper, zinc and chemicals - commodities used in construction and manufacturing processes.

- Banking and finance companies represented another large commitment for the Portfolio that fared well during the period. Following the Asian financial crisis in 1998, the region reformed its banking sector, resulting in stronger, more competitive institutions. The companies have also benefited from increased demand for consumer banking and financial services.

- Even in the strong rally of the past six months, the Portfolio had some stocks with more modest relative returns. For example, in the consumer-related area, the Portfolio had some investments in food and beverage companies. While rising incomes have resulted in increased consumer demand and improved the long-term revenue outlook for food companies, these companies are less tied to the economic cycle, and therefore, lagged some of the economically sensitive sectors.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE AND LLOYD GEORGE MANAGEMENT DISCLAIM ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

  FUND INFORMATION
  AS OF FEBRUARY 29, 2004

  PERFORMANCE(3)                                                               CLASS A    CLASS B
  -----------------------------------------------------------------------------------------------
  Average Annual Total Returns (at net asset value)
  One Year                                                                       84.53%     83.53%
  Life of Fund+                                                                  31.30      19.20
  SEC Average Annual Total Returns (including sales charge or applicable CDSC)
  -----------------------------------------------------------------------------------------------
  One Year                                                                       73.89%     78.53%
  Life of Fund+                                                                  29.76      18.95

  +Inception dates: Class A: 3/1/99; Class B: 10/8/99

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. 2 Shares are subject to investment risks, including possible loss of principal invested.

    (1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE. CLASS A SHARES REDEEMED OR EXCHANGED WITHIN 3 MONTHS OF SETTLEMENT ARE SUBJECT TO A 1% WITHDRAWAL CHARGE. FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. (4) COUNTRY WEIGHTINGS ARE SUBJECT TO CHANGE.

        PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE ASIAN SMALL COMPANIES FUND as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investment in Asian Small Companies Portfolio, at value
   (identified cost, $43,068,863)                                  $  46,060,027
Receivable for Fund shares sold                                          356,203
Prepaid expenses                                                          10,538
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       $  46,426,768
--------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                   $     130,573
Payable to affiliate for distribution and service fees                     3,196
Payable to affiliate for Trustees' fees                                       14
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     133,783
--------------------------------------------------------------------------------
NET ASSETS                                                         $  46,292,985
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                    $  38,129,126
Accumulated undistributed net realized gain from Portfolio
   (computed on the basis of identified cost)                          5,449,436
Accumulated net investment loss                                         (276,741)
Net unrealized appreciation from Portfolio (computed on the
   basis of identified cost)                                           2,991,164
--------------------------------------------------------------------------------
TOTAL                                                              $  46,292,985
--------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                         $  37,417,793
SHARES OUTSTANDING                                                     1,031,390
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $       36.28
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $36.28)                                $       38.49
--------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                         $   8,875,192
SHARES OUTSTANDING                                                       389,262
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                    $       22.80
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio                                 $     204,945
Interest allocated from Portfolio                                          3,265
Expenses allocated from Portfolio                                       (225,436)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                 $     (17,226)
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                     $      41,671
Trustees' fees and expenses                                                  101
Distribution and service fees
   Class A                                                                69,275
   Class B                                                                27,213
Registration fees                                                         14,113
Transfer and dividend disbursing agent fees                               12,510
Custodian fee                                                              6,423
Legal and accounting services                                              5,908
Printing and postage                                                       3,653
Miscellaneous                                                                909
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $     181,776
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                $    (199,002)
--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $   6,443,831
   Foreign currency transactions                                         (27,539)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                  $   6,416,292
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                             $   1,103,697
   Foreign currency                                                       (5,958)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $   1,097,739
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $   7,514,031
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   7,315,029
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                FEBRUARY 29, 2004     YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)           AUGUST 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                    $         (199,002)   $           92,079
   Net realized gain (loss)                                 6,416,292               (71,195)
   Net change in unrealized
      appreciation (depreciation)                           1,097,739             2,316,306
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $        7,315,029    $        2,337,190
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $         (126,317)   $               --
      Class B                                                 (16,913)                   --
   From net realized gain
      Class A                                                (577,030)                   --
      Class B                                                (167,885)                   --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $         (888,145)   $               --
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $       24,680,898    $       13,256,444
      Class B                                               6,841,207             1,530,587
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                 542,336                    --
      Class B                                                 115,637                    --
   Cost of shares redeemed
      Class A                                              (8,394,455)           (2,470,147)
      Class B                                              (1,388,497)             (393,068)
   Redemption fees
      Class A                                                   2,307                 3,282
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $       22,399,433    $       11,927,098
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         $       28,826,317    $       14,264,288
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $       17,466,668    $        3,202,380
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                   $       46,292,985    $       17,466,668
-------------------------------------------------------------------------------------------


ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
(LOSS) INCLUDED IN NET ASSETS

AT END OF PERIOD                                   $         (276,741)   $           65,491
-------------------------------------------------------------------------------------------

Certain prior year amounts have been reclassed to conform to the current year presentation.

                       See notes to financial statements

EATON VANCE ASIAN SMALL COMPANIES FUND as of February 29, 2004

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                          FEBRUARY 29, 2004 -------------------------------------------------------------------
                                          (UNAUDITED)(1)      2003(1)       2002(1)        2001(1)       2000          1999(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period    $      28.610     $   21.850    $   18.190     $   24.130    $   15.840    $   10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)              $      (0.188)    $    0.437    $   (0.253)    $   (0.268)   $   (0.322)   $    0.046
Net realized and unrealized gain (loss)           8.642          6.306         3.896         (4.632)        8.660         5.794
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $       8.454     $    6.743    $    3.643     $   (4.900)   $    8.338    $    5.840
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees                           $       0.003     $    0.017    $    0.017     $       --    $       --    $       --
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                $      (0.142)    $       --    $       --     $       --    $   (0.048)   $       --
From net realized gain                           (0.645)            --            --         (1.040)           --            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $      (0.787)    $       --    $       --     $   (1.040)   $   (0.048)   $       --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD          $      36.280     $   28.610    $   21.850     $   18.190    $   24.130    $   15.840
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   29.70%         30.94%        20.12%        (20.89)%       52.65%        58.40%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's
   omitted)                               $      37,418     $   15,121    $    2,349     $      340    $    1,723    $      474
Ratios (As a percentage of average
   daily net assets):
   Net expenses(4)                                 2.36%(5)       2.47%         2.52%          2.78%         2.70%         1.40%(5)
   Net expenses after custodian fee
   reduction(4)                                    2.36%(5)       2.47%         2.49%          2.50%         2.49%         1.40%(5)
   Net investment income (loss)                   (1.11)%(5)      1.93%        (1.13)%        (1.38)%       (1.66)%        2.69%(5)
Portfolio Turnover of the Portfolio                  78%           112%           83%           109%          112%          105%

+ The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                    3.54%         7.41%          7.84%         6.67%         8.23%(5)
   Expenses after custodian fee reduction(4)                      3.54%         7.38%          7.56%         6.46%         8.23%(5)
   Net investment income (loss)                                   0.86%        (6.02)%        (6.44)%       (5.63)%       (4.13)%(5)
Net investment income (loss) per share                      $    0.195    $   (1.348)    $   (1.251)   $   (1.092)   $   (0.071)

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) For the period from the start of business, March 1, 1999 to August 31, 1999.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(5)  Annualized.

Certain prior year amounts have been reclassed to conform to the current year presentation.

                        See notes to financial statements

                                                                                  CLASS B
                                                --------------------------------------------------------------------------
                                                SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004   ------------------------------------------------------
                                                (UNAUDITED)(1)        2003(1)      2002(1)        2001(1)         2000(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $       18.200      $   13.980    $   11.700     $   16.070     $   11.700
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                    $       (0.174)     $    0.129    $   (0.204)    $   (0.234)    $   (0.345)
Net realized and unrealized gain (loss)                  5.484           4.091         2.484         (3.096)         4.715
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $        5.310      $    4.220    $    2.280     $   (3.330)    $    4.370
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                      $       (0.065)     $       --    $       --     $       --     $       --
From net realized gain                                  (0.645)             --            --         (1.040)            --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $       (0.710)     $       --    $       --     $   (1.040)    $       --
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $       22.800      $   18.200    $   13.980     $   11.700     $   16.070
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                          29.38%          30.19%        19.49%        (21.64)%        37.35%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)       $        8,875      $    2,346    $      853     $       14     $       47
Ratios (As a percentage of average daily net
   assets):
   Net expenses(4)                                        2.86%(5)        2.97%         3.03%          3.28%          2.77%(5)
   Net expenses after custodian fee reduction(4)          2.86%(5)        2.97%         3.00%          3.00%          2.56%(5)
   Net investment income (loss)                          (1.63)%(5)       0.91%        (1.40)%        (1.88)%        (1.59)%(5)
Portfolio Turnover of the Portfolio                         78%            112%           83%           109%           112%

+ The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                            4.06%         6.64%         10.80%          4.81%(5)
   Expenses after custodian fee reduction(4)                              4.06%         6.61%         10.52%          4.60%(5)
   Net investment loss                                                   (0.18)%       (5.01)%        (9.40)%        (3.63)%(5)
Net investment loss per share                                       $   (0.026)   $   (0.730)    $   (1.170)    $   (0.788)

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(5)  Annualized.

                       See notes to financial statements

EATON VANCE ASIAN SMALL COMPANIES FUND  as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (33.2% at February 29, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

     I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS

     It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                  FEBRUARY 29, 2004  YEAR ENDED
     CLASS A                                      (UNAUDITED)        AUGUST 31, 2003
     -------------------------------------------------------------------------------
     Sales                                                  734,583          526,906
     Issued to shareholders electing to receive
        payments of distributions in Fund shares             15,742               --
     Redemptions                                           (247,392)        (105,985)
     -------------------------------------------------------------------------------
     NET INCREASE                                           502,933          420,921
     -------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  FEBRUARY 29, 2004  YEAR ENDED
     CLASS B                                      (UNAUDITED)        AUGUST 31, 2003
     -------------------------------------------------------------------------------
     Sales                                                  319,512           97,914
     Issued to shareholders electing to receive
        payments of distributions in Fund shares              5,336               --
     Redemptions                                            (64,482)         (30,020)
     -------------------------------------------------------------------------------
     NET INCREASE                                           260,366           67,894
     -------------------------------------------------------------------------------

4    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. For the six months ended February 29, 2004, the fee was equivalent to 0.25% (annualized) of the Fund's daily average net assets for such period and amounted to $41,671. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended February 29, 2004, EVM earned $1,883 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $51,370 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5    DISTRIBUTION PLAN

     The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's

     Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $61,655 and $20,410 for Class A, and Class B shares, respectively, payable to EVD for the six months ended February 29, 2004, representing approximately 0.44%, and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. At February 29, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $299,000 for Class B shares.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. The Class B Plan authorizes the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 29, 2004, amounted to approximately $7,620 and $6,803, for Class A and Class B shares, respectively.

     Certain officers and Trustees of the Fund are officers or directors of EVD.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $400 and $9,000 of CDSC paid by Class A and Class B shareholders for the six months ended February 29, 2004.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the Portfolio aggregated $31,774,087 and $10,107,230 respectively, for the six months ended February 29, 2004.

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.6%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUSTRALIA -- 1.8%

MINING -- 0.7%

Sally Malay Mining Ltd.(1)                          1,434,971   $     896,793
-----------------------------------------------------------------------------
                                                                $     896,793
-----------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.6%

Novus Petroleum Ltd.(1)                               609,600   $     841,903
-----------------------------------------------------------------------------
                                                                $     841,903
-----------------------------------------------------------------------------

WEB PORTALS / ISP -- 0.5%

Unwired Group Ltd.(1)                               1,183,384   $     730,432
-----------------------------------------------------------------------------
                                                                $     730,432
-----------------------------------------------------------------------------

TOTAL AUSTRALIA
   (IDENTIFIED COST $1,527,484)                                 $   2,469,128
-----------------------------------------------------------------------------

HONG KONG -- 8.7%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.5%

Singamas Container Holdings Ltd.                    1,260,000   $     683,916
-----------------------------------------------------------------------------
                                                                $     683,916
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.2%

Kwang Sung Electronics HK Co., Ltd.(1)              2,886,000   $     652,551
QPL International Holdings, Ltd.(1)                 3,000,000       1,079,157
-----------------------------------------------------------------------------
                                                                $   1,731,708
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.8%

Harbin Brewery Group Ltd.                           2,392,000   $   1,083,243
-----------------------------------------------------------------------------
                                                                $   1,083,243
-----------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.8%

Shangri-La Asia Ltd.                                1,170,000   $   1,097,272
-----------------------------------------------------------------------------
                                                                $   1,097,272
-----------------------------------------------------------------------------

INSURANCE -- 1.6%

China Insurance International Holdings Co., Ltd.    3,676,000   $   2,207,815
-----------------------------------------------------------------------------
                                                                $   2,207,815
-----------------------------------------------------------------------------

MACHINE TOOLS -- 0.5%

Wang Sing International                             3,000,000   $     628,224
-----------------------------------------------------------------------------
                                                                $     628,224
-----------------------------------------------------------------------------

OPTICAL SUPPLIES -- 0.4%

Sun Hing Vision Group Holdings Ltd.                 1,250,000   $     578,120
-----------------------------------------------------------------------------
                                                                $     578,120
-----------------------------------------------------------------------------

PUBLISHING -- 1.2%

Global China Group Holdings Ltd.                    6,234,000   $     512,569
Next Media, Ltd.(1)                                 2,502,000       1,108,950
-----------------------------------------------------------------------------
                                                                $   1,621,519
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.7%

Shun Tak Holdings Ltd.                              2,158,000   $     998,067
-----------------------------------------------------------------------------
                                                                $     998,067
-----------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 1.0%

Cafe de Coral Holdings Ltd.                         1,463,000   $   1,419,047
-----------------------------------------------------------------------------
                                                                $   1,419,047
-----------------------------------------------------------------------------

TOTAL HONG KONG
   (IDENTIFIED COST $8,500,342)                                 $  12,048,931
-----------------------------------------------------------------------------

INDIA -- 19.5%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUDIO / VIDEO PRODUCTS -- 0.1%

Mirc Electronics Ltd.                                 288,180   $     175,195
-----------------------------------------------------------------------------
                                                                $     175,195
-----------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%

Automotive Axles Ltd.                                 104,454   $     473,374
TVS Motor Co., Ltd.                                   736,240       1,623,520
-----------------------------------------------------------------------------
                                                                $   2,096,894
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 3.2%

Corporation Bank                                      450,000   $   2,501,437
ING Vysya Bank Ltd.                                   168,201       1,947,874
-----------------------------------------------------------------------------
                                                                $   4,449,311
-----------------------------------------------------------------------------

DIVERSIFIED MINERALS -- 0.8%

Gujarat Mineral Development Corp., Ltd.               259,000   $   1,159,731
-----------------------------------------------------------------------------
                                                                $   1,159,731
-----------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 0.6%

Indian Rayon and Industries Ltd.                      200,000   $     846,690
-----------------------------------------------------------------------------
                                                                $     846,690
-----------------------------------------------------------------------------

DRUGS -- 6.6%

Cadila Healthcare Ltd.                                290,535   $   3,210,433
Divi's Laboratories Ltd.                               71,000       3,016,185
Matrix Laboratories Ltd.                               39,272       1,463,400
Sun Pharmaceutical Industries Ltd.                     98,705       1,413,641
-----------------------------------------------------------------------------
                                                                $   9,103,659
-----------------------------------------------------------------------------

ELECTRIC - GENERATION -- 1.0%

Alstom Projects India Ltd.                            501,000   $   1,311,339
-----------------------------------------------------------------------------
                                                                $   1,311,339
-----------------------------------------------------------------------------

ENGINEERING -- 1.6%

Siemens India Ltd.                                     99,343   $   2,198,569
-----------------------------------------------------------------------------
                                                                $   2,198,569
-----------------------------------------------------------------------------

ENTERTAINMENT -- 0.2%

Pritish Nandy Communications Ltd.                     320,000   $     252,548
-----------------------------------------------------------------------------
                                                                $     252,548
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 2.7%

Tata Tea Ltd.                                         439,195   $   3,469,577
United Breweries Holdings Ltd.(1)                     270,107         233,175
-----------------------------------------------------------------------------
                                                                $   3,702,752
-----------------------------------------------------------------------------

MACHINERY -- 0.5%

Ingersoll Rand (India) Ltd.                           136,651   $     693,904
-----------------------------------------------------------------------------
                                                                $     693,904
-----------------------------------------------------------------------------

PETROCHEMICAL -- 0.7%

Finolex Industries Ltd.                               881,500   $     994,818
-----------------------------------------------------------------------------
                                                                $     994,818
-----------------------------------------------------------------------------

TOTAL INDIA
   (IDENTIFIED COST $18,570,139)                                $  26,985,410
-----------------------------------------------------------------------------

INDONESIA -- 2.8%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 1.1%

PT Bank Nisp Tbk                                    29,905,14   $   1,450,161
-----------------------------------------------------------------------------
                                                                $   1,450,161
-----------------------------------------------------------------------------

PACKAGING -- 1.0%

PT Dynaplast Tbk                                    6,565,000   $   1,397,635
-----------------------------------------------------------------------------
                                                                $   1,397,635
-----------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS -- 0.7%

PT Unilever Indonesia Tbk                           2,523,000   $   1,014,571
-----------------------------------------------------------------------------
                                                                $   1,014,571
-----------------------------------------------------------------------------

TOTAL INDONESIA
   (IDENTIFIED COST $2,351,154)                                 $   3,862,367
-----------------------------------------------------------------------------

MALAYSIA -- 6.0%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
ELECTRIC - GENERATION -- 1.6%

Malakoff Berhad                                     1,392,200   $   2,161,574
-----------------------------------------------------------------------------
                                                                $   2,161,574
-----------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.3%

Ranhill Berhad                                        203,100   $     438,268
-----------------------------------------------------------------------------
                                                                $     438,268
-----------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 1.1%

Yeo Aik Resources Berhad                            2,335,900   $   1,475,305
-----------------------------------------------------------------------------
                                                                $   1,475,305
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
OFFICE SUPPLIES AND FORMS -- 0.9%

Asia File Corp. Berhad                                783,000   $   1,329,039
-----------------------------------------------------------------------------
                                                                $   1,329,039
-----------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.1%

Eastern Pacific Industrial Corp. Berhad               168,000   $     133,516
-----------------------------------------------------------------------------
                                                                $     133,516
-----------------------------------------------------------------------------

RETAIL - BUILDING PRODUCTS -- 1.2%

Engtex Group Berhad                                 1,392,000   $   1,611,789
-----------------------------------------------------------------------------
                                                                $   1,611,789
-----------------------------------------------------------------------------

WATER UTILITIES -- 0.8%

Salcon Berhad(1)                                    1,704,000   $   1,125,537
-----------------------------------------------------------------------------
                                                                $   1,125,537
-----------------------------------------------------------------------------

TOTAL MALAYSIA
   (IDENTIFIED COST $8,099,505)                                 $   8,275,028
-----------------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.1%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUDIO / VIDEO PRODUCTS -- 1.0%

Hyundai Autonet Co., Ltd.                             551,000   $   1,309,562
-----------------------------------------------------------------------------
                                                                $   1,309,562
-----------------------------------------------------------------------------

COMMERCIAL SERVICES - FINANCE -- 0.6%

Korea Information Service, Inc.                        31,128   $     870,843
-----------------------------------------------------------------------------
                                                                $     870,843
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.1%

HiCel Co., Ltd.                                       118,000   $     690,340
Sekonix Co., Ltd.                                      43,000         826,361
-----------------------------------------------------------------------------
                                                                $   1,516,701
-----------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%

NCsoft Corp.(1)                                        27,440   $   1,785,000
-----------------------------------------------------------------------------
                                                                $   1,785,000
-----------------------------------------------------------------------------

MANUFACTURING - SPECIAL -- 1.3%

STX Shipbuilding Co., Ltd.                            139,800   $   1,800,995
-----------------------------------------------------------------------------
                                                                $   1,800,995
-----------------------------------------------------------------------------

METALS -- 0.7%

Korea Zinc Co., Ltd.                                   41,380   $   1,027,463
-----------------------------------------------------------------------------
                                                                $   1,027,463
-----------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 0.6%

Sindo Ricoh Co.                                        16,430   $     884,370
-----------------------------------------------------------------------------
                                                                $     884,370
-----------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS -- 1.5%

LG Household & Health Care Ltd.                        79,050   $   2,056,913
-----------------------------------------------------------------------------
                                                                $   2,056,913
-----------------------------------------------------------------------------

TOTAL REPUBLIC OF KOREA
   (IDENTIFIED COST $10,307,789)                                $  11,251,847
-----------------------------------------------------------------------------

SINGAPORE -- 16.5%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
AUTO AND PARTS -- 1.2%

Stamford Tyres Corp., Ltd.                          4,037,000   $   1,671,955
-----------------------------------------------------------------------------
                                                                $   1,671,955
-----------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.0%

Singapore Post Ltd.                                 6,128,000   $   2,699,956
-----------------------------------------------------------------------------
                                                                $   2,699,956
-----------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 2.0%

Tat Hong Holdings Ltd.                              7,514,000   $   2,780,919
-----------------------------------------------------------------------------
                                                                $   2,780,919
-----------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.3%

Noble Group Ltd.                                      762,000   $   1,808,477
-----------------------------------------------------------------------------
                                                                $   1,808,477
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT SUPPLIER -- 1.3%

Autron Corp., Ltd.                                  8,127,000   $   1,861,965
-----------------------------------------------------------------------------
                                                                $   1,861,965
-----------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
FOOD - RETAIL -- 2.6%

Dairy Farm International Holdings Ltd.              1,784,300   $   3,532,914
-----------------------------------------------------------------------------
                                                                $   3,532,914
-----------------------------------------------------------------------------

PLASTIC PRODUCTS -- 1.2%

Sunningdale Precision Industries Ltd.(1)            5,500,000   $   1,712,439
-----------------------------------------------------------------------------
                                                                $   1,712,439
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.2%

Hersing Corp., Ltd.                                 2,276,000   $     233,984
-----------------------------------------------------------------------------
                                                                $     233,984
-----------------------------------------------------------------------------

REITS -- 0.9%

CapitaMall Trust                                    1,577,000   $   1,306,253
-----------------------------------------------------------------------------
                                                                $   1,306,253
-----------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.4%

MobileOne Ltd.                                      2,109,000   $   1,920,370
-----------------------------------------------------------------------------
                                                                $   1,920,370
-----------------------------------------------------------------------------

TRANSPORT - MARINE -- 2.4%

Ezra Holdings Ltd.                                  1,255,000   $     906,829
Jaya Holdings Ltd.                                  4,891,000       2,356,070
-----------------------------------------------------------------------------
                                                                $   3,262,899
-----------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $18,483,410)                                $  22,792,131
-----------------------------------------------------------------------------

SRI LANKA -- 2.7%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.4%

Aitken Spence and Co., Ltd.                           539,400   $   1,504,641
John Keells Holdings Ltd.                           1,589,472       1,773,514
-----------------------------------------------------------------------------
                                                                $   3,278,155
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 0.3%

Distilleries Co. of Sri Lanka Ltd.                  1,975,000   $     470,787
-----------------------------------------------------------------------------
                                                                $     470,787
-----------------------------------------------------------------------------

TOTAL SRI LANKA
   (IDENTIFIED COST $2,828,271)                                 $   3,748,942
-----------------------------------------------------------------------------

TAIWAN -- 12.4%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
BANKING AND FINANCE -- 1.5%

Polaris Securities Co., Ltd.(1)                     3,180,000   $   2,059,301
-----------------------------------------------------------------------------
                                                                $   2,059,301
-----------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.8%

Taiwan Secom Co., Ltd.                              1,040,000   $   1,166,122
-----------------------------------------------------------------------------
                                                                $   1,166,122
-----------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 1.5%

Formosa Plastics Corp.                              1,267,000   $   2,051,207
-----------------------------------------------------------------------------
                                                                $   2,051,207
-----------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.7%

LITE-ON IT Corp.                                      277,000   $     963,334
-----------------------------------------------------------------------------
                                                                $     963,334
-----------------------------------------------------------------------------

ELECTRONIC PARTS & COMPONENTS -- 2.8%

Synnex Technology International Corp.               1,255,000   $   2,182,282
Topco Scientific Co., Ltd.                            610,000       1,682,506
-----------------------------------------------------------------------------
                                                                $   3,864,788
-----------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%

Advanced International Multitech Co., Ltd.            468,000   $   1,522,350
-----------------------------------------------------------------------------
                                                                $   1,522,350
-----------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 1.9%

Johnson Health Tech Co., Ltd.                         561,000   $   1,320,297
Kang NA Hsiung Enterprise                           2,682,000       1,326,728
-----------------------------------------------------------------------------
                                                                $   2,647,025
-----------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 1.2%

Premier Image Technology Corp.                        974,000   $   1,635,257
-----------------------------------------------------------------------------
                                                                $   1,635,257
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 0.9%

Sinyi Realty Co.                                      468,000   $   1,339,949
-----------------------------------------------------------------------------
                                                                $   1,339,949
-----------------------------------------------------------------------------

TOTAL TAIWAN
   (IDENTIFIED COST $16,505,636)                                $  17,249,333
-----------------------------------------------------------------------------

                        See notes to financial statements

THAILAND -- 14.1%

SECURITY                                          SHARES        VALUE
-----------------------------------------------------------------------------
APPLIANCES -- 1.7%

Mida Assets PCL                                     3,199,000   $   2,422,251
-----------------------------------------------------------------------------
                                                                $   2,422,251
-----------------------------------------------------------------------------

BANKING AND FINANCE -- 3.4%

Bank of Asia PCL(1)                                12,916,600   $   1,643,752
Bankthai PCL                                        6,469,100       1,276,038
Tisco Finance PCL(1)                                2,368,000       1,838,229
-----------------------------------------------------------------------------
                                                                $   4,758,019
-----------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.5%

Vanachai Group PCL                                  1,964,000   $     684,826
-----------------------------------------------------------------------------
                                                                $     684,826
-----------------------------------------------------------------------------

COMMERCIAL SERVICES - FINANCE -- 1.5%

Siam Panich Leasing PCL                             2,151,200   $   2,080,570
-----------------------------------------------------------------------------
                                                                $   2,080,570
-----------------------------------------------------------------------------

ENGINEERING -- 1.1%

Power Line Engineering PCL                          3,614,100   $   1,480,962
-----------------------------------------------------------------------------
                                                                $   1,480,962
-----------------------------------------------------------------------------

FOOD AND BEVERAGES -- 1.4%

Serm Suk PCL                                          400,000   $     277,424
Thai Vegetable Oil PCL                              4,458,100       1,633,918
-----------------------------------------------------------------------------
                                                                $   1,911,342
-----------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Millennium Steel PCL(1)                            18,700,000   $   1,189,870
-----------------------------------------------------------------------------
                                                                $   1,189,870
-----------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 1.8%

Central Pattana Public Co., Ltd.                    1,961,500   $   2,483,701
-----------------------------------------------------------------------------
                                                                $   2,483,701
-----------------------------------------------------------------------------

RETAIL - MAJOR DEPARTMENT STORE -- 0.8%

Robinson Department Store PCL(1)                   11,406,000   $   1,161,212
-----------------------------------------------------------------------------
                                                                $   1,161,212
-----------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.0%

Telecomasia Corp. PCL(1)                            6,290,000   $   1,408,806
-----------------------------------------------------------------------------
                                                                $   1,408,806
-----------------------------------------------------------------------------

TOTAL THAILAND
   (IDENTIFIED COST $18,268,086)                                $  19,581,559
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $105,441,816)                               $ 128,264,676
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.6%
   (IDENTIFIED COST $105,441,816)                               $ 128,264,676
-----------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.4%                          $  10,262,347
-----------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 138,527,023
-----------------------------------------------------------------------------

(1) Non-income producing security.

                        See notes to financial statements

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $105,441,816)                         $   128,264,676
Cash                                                                                2,091,816
Foreign currency, at value (identified cost, $4,645,435)                            4,632,881
Receivable for investments sold                                                     6,873,714
Interest and dividends receivable                                                     130,567
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $   141,993,654
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $     3,194,523
Accrued expenses                                                                      272,108
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $     3,466,631
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $   138,527,023
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $   115,983,642
Net unrealized appreciation (computed on the basis of identified cost)             22,543,381
---------------------------------------------------------------------------------------------
TOTAL                                                                         $   138,527,023
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends                                                                     $       691,187
Interest                                                                               10,357
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       701,544
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       403,594
Administration fee                                                                    133,845
Trustees' fees and expenses                                                             8,720
Custodian fee                                                                         167,325
Legal and accounting services                                                          15,956
Miscellaneous                                                                           4,739
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       734,179
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $       (32,635)
---------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $    19,966,738
   Foreign currency and forward foreign currency exchange
   contract transactions                                                              (90,805)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $    19,875,933
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $     6,202,664
   Foreign currency and forward foreign currency exchange contracts                   (19,007)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $     6,183,657
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $    26,059,590
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    26,026,955
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               FEBRUARY 29, 2004     YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)           AUGUST 31, 2003
------------------------------------------------------------------------------------------
FROM OPERATIONS --
   Net investment income (loss)                   $          (32,635)   $          796,730
   Net realized gain                                      19,875,933             4,349,951
   Net change in unrealized
      appreciation (depreciation)                          6,183,657             9,427,444
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $       26,026,955    $       14,574,125
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $       53,774,087    $       28,098,702
   Withdrawals                                           (10,111,190)          (30,082,477)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                           $       43,662,897    $       (1,983,775)
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        $       69,689,852    $       12,590,350
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                            $       68,837,171    $       56,246,821
------------------------------------------------------------------------------------------
AT END OF PERIOD                                  $      138,527,023    $       68,837,171
------------------------------------------------------------------------------------------

                       See notes to financial statements

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004  ----------------------------------------------------------
                                                      (UNAUDITED)          2003       2002          2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   1.37%(2)       1.52%       1.50%        1.47%       1.34%        0.85%
   Expenses after custodian fee reduction                     1.37%(2)       1.52%       1.47%        1.19%       1.13%        0.85%
   Net investment income (loss)                              (0.06)%(2)      1.52%      (0.24)%       0.58%      (0.31)%       1.32%
Portfolio Turnover                                              78%           112%         83%         109%        112%         105%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              30.32%         32.17%      21.32%          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000's OMITTED)                $ 138,527       $ 68,837   $  56,247    $  44,084   $  64,295    $  28,485
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

                        See notes to financial statements

ASIAN SMALL COMPANIES PORTFOLIO as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, the Eaton Vance Asian Small Companies Fund held an approximate 33.2% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   D INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the adviser fee amounted to $403,594. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administrative fee amounted to $133,845. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $103,551,329 and $69,851,120, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                           $ 105,441,816
   -------------------------------------------------------
   Gross unrealized appreciation            $  26,124,518
   Gross unrealized depreciation               (3,301,658)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION              $  22,822,860
   -------------------------------------------------------

   The net unrealized depreciation on currency was $20,041.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 29, 2004 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

        OFFICERS
        Thomas E. Faust Jr.
        President

        Gregory L. Coleman
        Vice President

        James A. Womack.
        Vice President

        James L. O'Connor
        Treasurer

        Alan R. Dynner
        Secretary

        TRUSTEES
        Jessica M. Bibliowicz

        James B. Hawkes

        Samuel L. Hayes, III

        William H. Park

        Ronald A. Pearlman

        Norton H. Reamer

        Lynn A. Stout

ASIAN SMALL COMPANIES PORTFOLIO

        OFFICERS
        Hon. Robert Lloyd George
        President and Trustee

        James B. Hawkes
        Vice President and Trustee

        Kooi Cho Yu
        Portfolio Manager

        William Walter Raleigh Kerr
        Vice President and Assistant Treasurer

        William J. Austin, Jr.
        Treasurer

        Alan R. Dynner
        Secretary

        TRUSTEES
        Jessica M. Bibliowicz

        Edward K.Y. Chen

        Samuel L. Hayes, III

        William H. Park

        Ronald A. Pearlman

        Norton H. Reamer

        Lynn A. Stout

          SPONSOR AND MANAGER OF EATON VANCE ASIAN SMALL COMPANIES FUND
              AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                   ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                     EATON VANCE ASIAN SMALL COMPANIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

405-4/04                                                                   ASSRC

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust  (On behalf of Eaton Vance Asian Small Companies Fund)
-------------------------------------------------------------------------------


By:    /S/ Thomas E. Faust Jr.
       --------------------------
       Thomas E. Faust Jr.
       President


Date:  April 13, 2004
       --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'Connor
       --------------------------
       James L. O'Connor
       Treasurer


Date:  April 13, 2004
       --------------


By:    /S/ Thomas E. Faust Jr.
       --------------------------
       Thomas E. Faust Jr.
       President

Date:  April 13, 2004
       --------------